Deferred tax liabilities (Details 1) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	€ 10,169	€ 10,953	€ 10,780
Deferred tax assets available for offset	(4,269)	(4,286)
Deferred Tax Liabilities, Net	5,900	6,667
Deferred tax assets not available for offset	(4,078)	(3,790)
Net deferred tax liabilities	€ 1,822	€ 2,877	€ 3,572